Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 5,384	$ 5,896	$ 6,531
Charged to Costs and Expenses	1,750	(513)	(637)
Charged to Other Accounts	0	0	0
Deductions	0	(1)	(2)
Balance at End of Year	7,134	5,384	5,896
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	1,074	1,464	2,047
Charged to Costs and Expenses	623	(390)	(583)
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	1,697	1,074	1,464
Valuation allowance for uncollectible agents balances
Movement in valuation and qualifying accounts
Balance at Beginning of Year	4,310	4,400	4,462
Charged to Costs and Expenses	(5)	(91)	(64)
Charged to Other Accounts	0	0	0
Deductions	0	(1)	(2)
Balance at End of Year	4,305	4,310	4,400
Valuation allowance for uncollectible accounts
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0	32	22
Charged to Costs and Expenses	1,020	(32)	10
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	1,020	0	$ 32
Valuation allowance for reinsurance recoverables
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0
Charged to Costs and Expenses	112
Charged to Other Accounts	0
Deductions	0
Balance at End of Year	$ 112	$ 0